Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Inventories [Line Items]
Inventories	$ 83,141,990	$ 52,605,661
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories	41,575,560	32,175,910
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories	16,336,807	11,997,570
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories	4,629,607	4,736,659
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories	20,403,820	3,476,807
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories	192,960	142,136
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories	$ 3,236	$ 76,579